Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (6,527)	$ 36,031	$ (101,548)	$ 39,315	$ 168,556	$ 126,859	$ 22,986
Other comprehensive income (loss):
Shipboard Retirement Plan	117	98	234	196	(1,330)	(2,615)	349
Cash flow hedges:
Net unrealized gain related to cash flow hedges	(9,721)	(56,427)	(29,417)	(25,750)	19,907	15,198	4,726
Amount realized and reclassified into earnings	(248)	(4,509)	(2,084)	(16,602)	(16,402)	(36,686)	(3,065)
Total other comprehensive income (loss)	(9,852)	(60,838)	(31,267)	(42,156)	2,175	(24,103)	2,010
Total comprehensive income (loss)	$ (16,379)	$ (24,807)	$ (132,815)	$ (2,841)	$ 170,731	$ 102,756	$ 24,996